Basis of Presentation - Explanation of Original Measurement Categories under IAS 39 and New Measurement Categories under IFRS 9 for Each Class of Financial Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Cash and cash equivalents [Member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
Original classification under IAS 39	Financial assets
New classification under IFRS 9	Amortised cost
Original carrying amount under IAS 39		$ 7,730,143
New carrying amount IFRS 9		7,730,143
Trade accounts receivable [Member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
Original classification under IAS 39	Financial assets
New classification under IFRS 9	Amortised cost
Original carrying amount under IAS 39		997,370
New carrying amount IFRS 9		997,370
Derivative financial instruments [Member]
Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 [Line Items]
Original classification under IAS 39	Fair value – hedging instrument
New classification under IFRS 9	Fair value – hedging instrument
Original carrying amount under IAS 39		106,815
New carrying amount IFRS 9		$ 106,815